TSC Distributors, LLC
                            10 High Street, Suite 701
                                Boston, MA 02110



                                 January 5, 2016




Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


     Re:                           TSC UITS 18
                       (File No. 333-207809) (CIK 1656962)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on January 4, 2016.

                                Very truly yours,

                                TSC UITS 18

                                By:  TSC DISTRIBUTORS, LLC


                                By    /s/ JEROME A. VAINISI
                                  -----------------------------
                                        Jerome A. Vainisi
                                     Chief Executive Officer